CURRENT AND DEFERRED TAXES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income tax expense
Current tax	$ 145,112	[1]	$ 145,963	[1]	$ 121,775
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(6,751)		(37,269)		(45,672)
Valuation provision	5,955
Subtotals	144,316		108,694		76,103
Tax for rejected expenses	610		336		340
Other	105		1		(48)
Net charges for income tax expense	$ 145,031		$ 109,031		$ 76,395

[1]	The tax rate is 25.5% for 2017 and 24.0% for 2016.